Trade and Other Receivables	12 Months Ended
Jun. 30, 2019
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES

5.	TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2019	2018

Accrued interest income	2,129	12,680
R&D tax incentive receivable	4,825,270	3,125,775
Goods and services tax receivable	2,098	13,955
Total Trade and Other Receivables	4,829,497	3,152,410

R&D tax incentive receivable represents the amount of the financial year 2019 R&D tax incentive the Company expects to recover. For further details, see note 2.